Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Earnings per share reconciliation

The following table provides a reconciliation between basic and diluted earnings per share:

In millions, except per share data	Year ended December 31,	2013	2012	2011

Net income		$2,612	$2,680	$2,457

Weighted-average shares outstanding		843.1	871.1	902.2
Effect of stock options		3.0	4.3	6.7
Weighted-average diluted shares outstanding		846.1	875.4	908.9

Basic earnings per share		$3.10	$3.08	$2.72
Diluted earnings per share		$3.09	$3.06	$2.70